Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 74,001	¥ 33,314	¥ 49,203
Life insurance costs	(269,425)	(246,533)	(255,070)
Write-downs of securities and other	(11,969)	(1,382)	(1,246)
Income tax (expense) or benefit	(105,837)	(68,691)	(113,912)
Net Income	306,724	327,039	321,589
Interest expense	99,138	93,337	76,815
Other (income) and expense	(14,925)	(1,301)	(429)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	6,757	2,634	29,465
Income tax (expense) or benefit	(1,938)	(680)	(9,039)
Net Income	4,819	1,954	20,426
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	2,366	3,460	27,158
Life insurance premiums and related investment income	6,710	1,573	4,228
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(894)	(146)	(504)
Finance revenues	(1,425)	(1,030)	(735)
Write-downs of securities and other		(1,223)	(682)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	1,028	1,071	1,035
Amortization of net actuarial loss	(1,895)	(919)	(894)
Amortization of transition obligation	(1)	(7)	(49)
Total before income tax	(868)	145	92
Income tax (expense) or benefit	225	(43)	(23)
Net Income	(643)	102	69
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(7,245)	(3)	(728)
Total before income tax	(13,005)	(3)	(728)
Income tax (expense) or benefit	4,064	0	1,296
Net Income	(8,941)	(3)	568
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense, net	(5,760)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	2,823	(638)	4,022
Income tax (expense) or benefit	(652)	135	(981)
Net Income	2,171	(503)	3,041
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense		157	132
Interest expense	(775)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(338)
Other (income) and expense		(156)	(20)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	3,936
Finance revenues/Interest expense/Other (income) and expense, net		(639)	¥ 3,910
Reclassification out of Accumulated Other Comprehensive Income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	62	38
Total before income tax	62	38
Income tax (expense) or benefit	(17)	(11)
Net Income	¥ 45	¥ 27